Note 4 - Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Note 4 - Property and Equipment (Details) [Line Items]
Depreciation	$ 1,164,366		$ 317,570	$ 280,991
Building and Building Improvements [Member] | Maximum [Member]
Note 4 - Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	40 years	[1]
Mining Equipment [Member] | Maximum [Member]
Note 4 - Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years	[1]
Additional Depreciation [Member]
Note 4 - Property and Equipment (Details) [Line Items]
Depreciation	587,427
Contract Mining Operations [Member]
Note 4 - Property and Equipment (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	445,180
Dragon Mine [Member]
Note 4 - Property and Equipment (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	$ 500,000

[1]	See Note 4 for explanation of a change in useful life in 2014.